Organization, Description of Business, and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Organization, Description of Business, and Liquidity

1. Organization, Description of Business, and Liquidity

Organization and Business

FibroBiologics, Inc. (the “Company” or “FibroBiologics”) was originally formed as a limited liability company (“LLC”) under the laws of the State of Texas on April 8, 2021 (“Inception”) and then converted to a Delaware corporation on December 14, 2021. FibroBiologics is an early stage, cell therapy company headquartered in Houston, Texas, developing innovative treatments for chronic diseases using fibroblast cells. The Company’s primary focus is the initiation and progression of preclinical studies and clinical-stage U.S. Food and Drug Administration trials related to fibroblast treatments for Degenerative Disc Disease, Multiple Sclerosis, Cancer, Wound Healing and other diseases. Prior to Inception, preclinical research and development related to these disease pathways took place under the parent company, SpinalCyte, LLC (the “Parent” or “FibroGenesis”).

Going Concern and Management’s Plan

The Company has incurred operating losses since Inception and expects such losses to continue in the future as it builds infrastructure, develops intellectual property and conducts research and development activities. The Company has primarily relied on a combination of angel investors and private debt placements to funds its operations. As of September 30, 2023, the Company had an accumulated deficit of $14,640 thousand and cash and cash equivalents of $10,766 thousand. A transition to profitability will depend on the successful development, approval and commercialization of product candidates and on the achievement of sufficient revenues to support the Company’s cost structure. The Company currently does not generate revenues and may never achieve profitability. Unless and until such time that revenue and net income are generated, the Company will need to continue to raise additional capital. As further described in Note 7, management has entered into a share purchase agreement as of November 12, 2021. In the event of a direct listing or an initial public offering on a nationally recognized U.S. stock exchange, this agreement will provide the Company with access to additional liquidity. As further described in Note 6, during the first nine months of 2023 the Company raised $4,620 thousand, net of fees, through a crowdfunding offering and $11,518 thousand through a private placement offering. As a result, the Company believes it has adequate capital to fund its current operating plan for at least the next 12 months from the date of issuance of these Unaudited Condensed Financial Statements.

Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. The Company operates and manages its business as a single operating segment and therefore one reportable segment.

1. Organization, Description of Business, and Liquidity

Organization and Business

FibroBiologics, Inc. (the “Company”, “FibroBiologics”) was originally formed as an LLC under the laws of the State of Texas on April 8, 2021 (“Inception”) and then converted to a Delaware corporation on December 14, 2021. FibroBiologics is an early stage, cell therapy company headquartered in Houston, Texas, developing innovative treatments for chronic diseases using fibroblast cells. The Company’s primary focus is the initiation and progression of preclinical studies and clinical-stage FDA trials related to fibroblast treatments for Degenerative Disc Disease, Multiple Sclerosis, Cancer, Wound Healing and other diseases. Prior to Inception, preclinical research and development related to these disease pathways took place under our parent company, SpinalCyte, LLC (the “Parent”, “FibroGenesis”).

Going Concern and Management’s Plan

The Company has incurred operating losses since Inception and expects such losses to continue in the future as it builds infrastructure, develops intellectual property and conducts research and development activities. The Company has primarily relied on a combination of angel investors and private debt placements to funds its operations. As of December 31, 2022, the Company had an accumulated deficit of $7,872 thousand and cash and cash equivalents of $2,266 thousand. A transition to profitability will depend on the successful development, approval and commercialization of product candidates and on the achievement of sufficient revenues to support the Company’s cost structure. The Company currently does not generate revenues and may never achieve profitability. Unless and until such time that revenue and net income are generated, the Company will need to continue to raise additional capital. As further described in Note 7, management has entered into a share purchase agreement as of November 12, 2021. In the event of a direct listing or an initial public offering on a nationally recognized U.S. stock exchange, this agreement will provide the Company with access to additional liquidity. As further described in Note 12, during the first three months of 2023 the Company raised $5 million through a crowdfunding offering and more than $10 million through a private placement offering. As a result, the Company believes it has adequate capital to fund its current operating plan for at least the next 12 months from the date of issuance of these Financial Statements.

Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. The Company operates and manages its business as a single operating segment and therefore one reportable segment.